Financing Charges (Tables)	12 Months Ended
Dec. 31, 2023
Banking and Thrift, Interest [Abstract]
Schedule of Financing Charges

Year ended December 31 (millions of dollars)	2023	2022
Interest on long-term debt	581	505
Interest on short-term notes	44	27
Interest on regulatory accounts	15	8
Realized gain on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(2)	(3)
Other	16	17
Less: Interest capitalized on construction and development in progress	(72)	(63)
Interest earned on cash and cash equivalents	(12)	(7)
Deferred Tax Asset (DTA) carrying charges	—	2
	570	486